UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 29549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30,1999
Check here if Amendment  [X] ;  Amendment Number: 1
This Amendment  (Check only one.) :  [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct, and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

 /s/ David E. Fusco

Springfield, Massachusetts
August 27, 1999

Report Type (Check only one.):
[x]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total: $75,693,000

List of Other Included Managers:

Please note that in the past Form 13F's were filed by Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of David L. Babson and Company Inc. ("Babson") and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.

FORM 13F INFORMATION TABLE


Name of Issuer      Title     CUSIP      Value      Shrs or   SH/ Put/  INVSTMT  Other  Voting Authority
                    Of Class             (x$100)    Prn amt   PRN Call  DSCRETN  Mgrs   Sole  Shared  None
___________________________________________________________________________________________________________
Ardent Software     COM       039794102     3,288     171,913 SH        Sole             171,913
Chaparral Resource  COM       159420306        35         977 SH        Sole                 977
D&K Healthcare Res  COM       232861104    11,737     517,478 SH        Sole             517,478
K N Energy Inc      COM       482620101       237      17,754 SH        Sole              17,754
Louis Dreyfus Nat   COM       546011107     9,403     484,552 SH        Sole             484,552
Mercury Computer    COM       589378108    18,919     617,500 SH        Sole             617,500
Multex.com Inc      COM       625367107     8,273     333,350 SH        Sole             333,350
Ocean Energy Inc    COM       67481E106     1,157     126,488 SH        Sole             126,488
Optical Security    COM       683848204     1,463     500,000 SH        Sole             500,000
Railtex Inc         COM       750766107     1,560     118,331 SH        Sole             118,331
Rent-Way Inc        COM       76009U104    15,354     623,500 SH        Sole             623,500
Transmontaigne      COM       893934109     1,678     133,586 SH        Sole             133,586
Supreme Inds        COM CL A  868607102     1,917     219,927 SH        Sole             219,927
T.G.C. Inds         COM       872417308        13      12,722 SH        Sole              12,722
Tridex Corp         COM       895906105       659     285,714 SH        Sole             285,714

